10Q SUPPLEMENTAL BALANCE SHEET INFORMATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Balance Sheet Related Disclosures [Abstract]
Schedule of Cash and Cash Equivalents
A reconciliation of the amounts of cash and cash equivalents and restricted cash in our consolidated balance sheets to the amount in our consolidated statements of cash flows is as follows:

	March 31, 2025	December 31, 2024

	(in thousands)
Cash and cash equivalents of continuing operations	$2,714,050	$2,356,434
Restricted cash of continuing operations	6,334	6,197
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344
Cash, cash equivalents and restricted cash shown in the statements of cash flows	$3,148,275	$2,735,975

A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows:

	December 31,
	2024	2023

	(in thousands)

Cash and cash equivalents of continuing operations	$2,356,434	$1,906,931
Restricted cash of continuing operations	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	373,344	348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,735,975	$2,256,875

Schedule of Restricted Cash
A reconciliation of the amounts of cash and cash equivalents and restricted cash in our consolidated balance sheets to the amount in our consolidated statements of cash flows is as follows:

	March 31, 2025	December 31, 2024

	(in thousands)
Cash and cash equivalents of continuing operations	$2,714,050	$2,356,434
Restricted cash of continuing operations	6,334	6,197
Cash, cash equivalents and restricted cash of discontinued operations	427,891	373,344
Cash, cash equivalents and restricted cash shown in the statements of cash flows	$3,148,275	$2,735,975

A reconciliation of the amounts of cash and cash equivalents and restricted cash in the consolidated balance sheets to the amount in the consolidated statements of cash flows is as follows:

	December 31,
	2024	2023

	(in thousands)

Cash and cash equivalents of continuing operations	$2,356,434	$1,906,931
Restricted cash of continuing operations	6,197	1,263
Cash, cash equivalents and restricted cash of discontinued operations	373,344	348,681
Cash, cash equivalents and restricted cash shown in the statement of cash flows	$2,735,975	$2,256,875